Subsequent Events - Additional Information (Details) - USD ($)					1 Months Ended						3 Months Ended	12 Months Ended
	Mar. 29, 2018	Mar. 02, 2018	Jan. 01, 2018	Mar. 05, 2015	Sep. 30, 2017	May 31, 2017	Aug. 31, 2016	Mar. 31, 2016	Oct. 31, 2015	Mar. 31, 2015	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 25, 2018
Subsequent Event [Line Items]
Options granted												264,480	2,918,993	4,309,232
Exercise price of options												$ 8.76	$ 1.53	$ 0.60
Contractual term				10 years
Vesting period				5 years
Management and employees
Subsequent Event [Line Items]
Options granted					101,584	158,313	1,760,368	1,157,793	3,438,783	870,449
Exercise price of options					$ 18.0	$ 3.0	$ 1.74	$ 1.2	$ 0.6	$ 0.6
Contractual term					10 years	10 years	10 years	10 years	10 years	10 years
Vesting period					5 years		5 years	5 years	5 years	5 years
Management and employees | Minimum
Subsequent Event [Line Items]
Vesting period						4 years
Management and employees | Maximum
Subsequent Event [Line Items]
Vesting period						5 years
Management and employees | Vesting anniversary year after the grant date
Subsequent Event [Line Items]
Vesting percentage					20.00%		20.00%	20.00%
Management and employees | Vesting anniversary year after the grant date | Minimum
Subsequent Event [Line Items]
Vesting percentage						25.00%
Management and employees | Vesting anniversary year after the grant date | Maximum
Subsequent Event [Line Items]
Vesting percentage						20.00%
Subsequent Event | Group and Hanmi
Subsequent Event [Line Items]
Paymet due from party	$ 0
Accrued payment obligation	$ 0
License and collaboration agreement termination date	Mar. 29, 2018
Subsequent Event | Entasis Therapeutics Holdings Inc.
Subsequent Event [Line Items]
Non-refundable upfront fees obligated to pay															$ 5,000,000
Subsequent Event | Each yearly anniversary from the date of the agreement | Restricted Shares
Subsequent Event [Line Items]
Vesting percentage		20.00%
Subsequent Event | Independent Directors | Restricted Shares
Subsequent Event [Line Items]
Shares granted			37,500
Subsequent Event | Certain Management | Restricted Shares
Subsequent Event [Line Items]
Shares granted		100,000
Subsequent Event | 2017 Plan | Management and employees
Subsequent Event [Line Items]
Options granted											1,153,750
Contractual term											10 years
Vesting period											5 years
Subsequent Event | 2017 Plan | Management and employees | Minimum
Subsequent Event [Line Items]
Exercise price of options											$ 20.74
Subsequent Event | 2017 Plan | Management and employees | Maximum
Subsequent Event [Line Items]
Exercise price of options											$ 24.58
Subsequent Event | 2017 Plan | Management and employees | Vesting anniversary year after the grant date
Subsequent Event [Line Items]
Vesting percentage											20.00%